Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Other assets:
Receivables from brokers, dealers and customers for securities transactions		¥ 2,730,316	¥ 2,278,334
Other		566,583	571,349
Collateral pledged for derivative transactions		1,666,564	1,406,369
Margins provided for futures contracts		228,386	264,473
Other		117,279	1,014,478
Prepaid pension cost		682,222	763,254
Right-of-use assets		474,361	522,936
Security deposits		76,648	83,204
Loans held for sale		391,519	103,592
Other	[1],[2]	1,300,551	1,272,162
Total		8,234,429	8,280,151
Other liabilities:
Payables to brokers, dealers and customers for securities transactions		1,260,130	1,049,094
Other		611,344	639,106
Guaranteed trust principal	[3]	703,851	785,292
Lease liabilities		502,997	548,699
Collateral accepted for derivative transactions		1,380,243	1,382,985
Margins accepted for futures contracts		29,725	25,405
Unearned income		93,491	101,150
Other	[1]	2,026,574	1,737,267
Total		¥ 6,608,355	¥ 6,268,999

[1]	As of March 31 2025, the MHFG Group included assets of ¥68,966 million and liabilities of ¥131,210 million, which are mainly financial assets and financial liabilities, relating to a transferred business and classified as held for sale in Other.
[2]	The MHFG Group included premises and equipment classified as held for sale in Other.
[3]	Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 23 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.